Current and Long-term Liabilities - Term Note (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended		12 Months Ended
	Apr. 25, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Aug. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 13, 2020
Term Note
Interest expense						$ 2,426	$ 0	$ 276
Pacific Western Bank Revolving Line of Credit
Term Note
Maximum borrowing capacity			$ 50,000		$ 50,000	50,000		50,000	$ 40,000
Amount outstanding								6,750	3,750
Repayment of amount outstanding	$ 44,500			$ 6,750
Borrowings against available revolving line.			44,500
Net facility available			1,019			1,019		$ 38,769	$ 31,769
Letters of Credit Outstanding, Amount			$ 4,481			$ 4,481
Threshold amount of borrowing above which success fee payments will be required		$ 45,000			$ 45,000						$ 45,000
Percentage of lien on all issued and outstanding shares of capital stock of foreign subsidiaries		65.00%			65.00%
Interest rate in effect			6.50%			6.50%		6.50%	6.50%
Interest expense						$ 197	$ 61	$ 258	$ 256	$ 284
Pacific Western Bank Revolving Line of Credit | Common Stock Warrants related to Credit Agreement
Term Note
Number of stock to be purchased by warrants					173,913
Price per warrant					$ 0.23
Pacific Western Bank Revolving Line of Credit | Minimum
Term Note
Success fee required when the outstanding principal amount exceeds threshold amount		$ 600			$ 600
Pacific Western Bank Revolving Line of Credit | Maximum
Term Note
Success fee required when the outstanding principal amount exceeds threshold amount		$ 650			$ 650
Pacific Western Bank Revolving Line of Credit | Prime rate
Term Note
Variable interest rate spread		1.00%			1.00%
Variable annual interest rate floor		6.50%			6.50%
Quarterly in arrears fee per annum		0.25%			0.25%